Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 5,459,309	$ 4,573,996
Accounts receivables, net	343,041	344,340
Prepayment and other current assets, net	1,693,897	1,137,224
Total current assets	7,496,247	6,055,560
Non-current assets
Restricted cash – non current	1,920,000	1,920,000
Property and equipment, net	42,363	19,691
Oil and gas property - subject to amortization, net	9,035,337	9,350,890
Oil and gas property - not subject to amortization	1,224,667	1,224,667
Right of use assets, net	833,985	881,639
Deferred charges	839,191	862,949
Other non-current assets, net	1,363,586	1,599,197
Total non-current assets	15,259,129	15,859,033
Total assets	22,755,376	21,914,593
Current liabilities
Accounts payables	596,218	899,638
Amount due to a related party	1,383	2,687
Short-term operating lease liabilities	554,905	556,756
Accrued expenses	228,624	351,596
Taxes payable	60,986	77,686
Other current liabilities	18,248	17,941
Total current liabilities	1,460,364	1,906,304
Non-current liabilities
Asset retirement obligations	724,572	776,669
Warrant liabilities	363,932	578,928
Long-term operating lease liabilities	279,080	324,883
Provision for post-employment benefits	268,908	136,936
Total non-current liabilities	1,636,492	1,817,416
Total liabilities	3,096,856	3,723,720
Shareholders’ Equity
Preferred shares (par value $0.00266667; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)
Ordinary shares (par value $0.00266667; 37,500,000 shares authorized, 14,987,474 and 13,600,519 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	39,966	36,267
Additional paid-in capital	70,538,866	63,978,379
Accumulated deficit	(51,026,783)	(45,926,978)
Accumulated other comprehensive income	106,471	103,205
Total shareholders’ equity	19,658,520	18,190,873
Total liabilities and shareholders’ equity	$ 22,755,376	$ 21,914,593